NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2021
NATURE OF BUSINESS AND GOING CONCERN
Schedule of Company's subsidiaries and VIE
Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of company
Guangzhou YouManFen Information Technology Co., Limited (formerly known as Guangzhou YouManFen Education Technology Co., Limited)	May 8, 2021	China	Contractual arrangements	Private tutoring	Subsidiary of VIE
UMeLook Limited	February 23, 2012	Hong Kong	100%	Holding company of WFOE	Subsidiary
UMeZone Adaptive Learning Technology Limited	September 7, 2012	Hong Kong	100%	Dormant	Subsidiary
UMeLook (Guangzhou) Information Technology Co. Ltd. (WFOE)	October 29, 2012	China	100%	Holding company	Subsidiary
YouYiXue (Guangzhou) Information Technology Co. Ltd.	April 23, 2013	China	100%	Dormant	Subsidiary
Guangzhou XinYiXun Network Technology Co. Ltd.	July 9, 2012	China	Contractual arrangements	Online education	VIE

Schedule of the assets and liabilities
	September 30, 2021	September 30, 2020
Assets
Cash	$2,961	$5,767
Prepayment and other assets	29,143	-
Property and equipment, net	19,240	-
Total assets of VIEs	$51,344	$5,767
Liabilities
Accrued liabilities and other payable	$447,869	$362,836
Due to VIE holding companies	19,316	18,646
Due to related parties	2,232,617	2,237,667
Total liabilities of VIEs	$2,699,802	$2,619,149